UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                 FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tiger Management Corp.
Address: 101 Park Avenue
         New York, NY  10178

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Nolan Altman
Title:    Chief Financial Officer of the Funds
Phone:    212-984-2500
Signature, Place, and Date of Signing:

   Nolan Altman     New York, New York     May 08, 2000


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    1912209



List of Other Included Managers:

 No.   13F File Number     Name

 01    28-5892             Tiger Management L.L.C.
 02    28-5890             Tiger Performance L.L.C.
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
                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

BEAR STEARNS COS INC           COM              073902108   101724  2229571 SH       DEFINED 01 02         2229571        0        0
BOWATER INC                    COM              102183100   136912  2565100 SH       DEFINED 01 02         2565100        0        0
FEDERAL MOGUL CORP             COM              313549107   146144  8757700 SH       DEFINED 01 02         8757700        0        0
FIRST FINL FD INC              COM              320228109      109    13737 SH       SOLE                    13737        0        0
GTECH HLDGS CORP               COM              400518106    94506  5091255 SH       DEFINED 01 02         5091255        0        0
NAVISTAR INTL CORP NEW         COM              63934E108    81826  2039300 SH       DEFINED 01 02         2039300        0        0
NIAGARA MOHAWK HLDGS INC       COM              653520106   161441 11958600 SH       DEFINED 01 02        11958600        0        0
NIAGARA MOHAWK HLDGS INC       COM              653520106     1015    75200 SH       SOLE                    75200        0        0
NOKIA CORP                     SPONSORED ADR    654902204    21942   101000 SH       DEFINED 01 02          101000        0        0
PITTSTON CO                    COM BRINKS GRP   725701106    38047  2238100 SH       DEFINED 01 02         2238100        0        0
ROGERS CANTEL MOBILE COMMN     CL B RSTRG VTG   775102205     4039   100000 SH       DEFINED 01 02          100000        0        0
SEALED AIR CORP NEW            COM              81211K100   172141  3169470 SH       DEFINED 01 02         3169470        0        0
SEALED AIR CORP NEW            COM              81211K100      543    10000 SH       SOLE                    10000        0        0
SONOCO PRODS CO                COM              835495102      551    23970 SH       SOLE                    23970        0        0
STARWOOD HOTELS&RESORTS WRLDWD PAIRED CTF       85590A203    96636  3681400 SH       DEFINED 01 02         3681400        0        0
TELESP CELULAR PART S A        SPON ADR PFD     87952L108      566    10000 SH       SOLE                    10000        0        0
TOSCO CORP                     COM NEW          891490302    54910  1804038 SH       DEFINED 01 02         1804038        0        0
UNITED ASSET MGMT CORP         COM              909420101   136219  7868262 SH       DEFINED 01 02         7868262        0        0
UNUMPROVIDENT CORP             COM              91529Y106    83007  4882798 SH       DEFINED 01 02         4882798        0        0
US AIRWAYS GROUP INC           COM              911905107   459259 16512700 SH       DEFINED 01 02        16512700        0        0
XTRA CORP                      COM              984138107   120672  3175594 SH       DEFINED 01 02         3175594        0        0